Business Developments (Sale of MUFG Union Bank and Investment in Shares of U.S. Bancorp) (Details) - JPY (¥) ¥ in Millions			1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 01, 2022	Nov. 30, 2022	Aug. 31, 2024	Aug. 31, 2023	Sep. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Aug. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reversal of impairment of assets held for sale						¥ 0	¥ 0	¥ 134,141
Gain on sale of MUFG Union Bank						0	0	349,442
Cash and cash equivalents	¥ 2,433,800
Net decrease in cash from sale of MUB						0	0	(1,711,764)
U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares sold (in shares)			24,000,000
MUAH | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration period									5 years
Dividends paid		¥ 636,800
Shares of U.S. Bancorp common stock received
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or part noncash divestiture, consideration received	¥ 276,100					0	0	276,099
Non-interest bearing note receivable from U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or part noncash divestiture, consideration received						¥ 0	¥ 0	396,601
U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage by NCI	3.00%			4.39%
U.S. Bancorp | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares acquired (in shares)				24,000,000
Consideration transferred				¥ 136,800
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reversal of impairment of assets held for sale					¥ 134,141
Proceeds from divestiture of businesses	¥ 754,000
Contingent consideration receivable								¥ 464,500
Contingent consideration period								5 years
Gain on sale of MUFG Union Bank	349,400
Disposal Group, Including Discontinued Operation, Assets	13,935,600
Interest-earning deposits in other banks	2,251,300
Investment securities	3,123,300
Loans	7,567,700
Disposal group, including discontinued operation, liabilities	13,128,000
Deposits payable	¥ 11,789,900
Loss from discontinued operation before income tax								¥ 506,329
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank | U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash proceeds (in shares)	44,374,155